Summary of Accumulated Other Comprehensive Income (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	$ 137,581
Ending Balance	134,780	$ 137,581
Unrealized Foreign Currency Translation Gains (Losses) [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	483,657	509,582
Other comprehensive income (loss)	(11,256)	(25,925)
Ending Balance	472,401	483,657
Foreign Exchange Gain (Loss) on Net Investment Hedge [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	(351,474)	(375,327)
Other comprehensive income (loss)	8,455	23,853
Ending Balance	(343,019)	(351,474)
Accumulated Other Comprehensive Income [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	137,581	134,255
Other comprehensive income (loss)	(2,801)	3,326
Ending Balance	134,780	137,581
Tax Benefit Related To Net Investment Hedge Of Long Term Debt [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	5,398	0
Other comprehensive income (loss)	0	5,398
Ending Balance	$ 5,398	$ 5,398